Document And Entity Information	9 Months Ended
Jul. 31, 2025
Document Information Line Items
Entity Central Index Key	0001892500
Amendment Description	AMENDMENT NO. 1
Document Type	F-1/A
Entity Registrant Name	Clearmind Medicine Inc.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	101 – 1220 West 6th Avenue Vancouver
Entity Address, City or Town	British
Entity Address, Country	CO
Entity Address, Postal Zip Code	V6H1A5
City Area Code	973
Local Phone Number	536.1016
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Ave
Entity Address, City or Town	Newark
Entity Address, Country	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line Two	Suite 204